Investment Strategy	Jan. 28, 2026
THE GABELLI SMALL CAP GROWTH FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Small Cap Growth Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies that are considered to be small companies at the time the Small Cap Growth Fund makes its investment. The Small Cap Growth Fund invests primarily in the common stocks of companies which Gabelli Funds, LLC, the Small Cap Growth Fund’s adviser (the “Adviser”), believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser currently characterizes small capitalization companies for the Small Cap Growth Fund as those with total common stock market values of $3 billion or less at the time of investment.

In selecting investments for the Small Cap Growth Fund, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets, and rising free cash flow and earnings. The Adviser’s goal is to invest long term in the stocks of companies trading at reasonable market valuations relative to perceived economic worth.

Frequently, smaller companies exhibit one or more of the following traits:

●	New products or technologies

●	New distribution methods

●	Rapid changes in industry conditions due to regulatory or other developments

●	Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.

In addition, because smaller companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Small Cap Growth Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies that are considered to be small companies at the time the Small Cap Growth Fund makes its investment.
THE GABELLI EQUITY INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Equity Income Fund seeks to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities of both U.S. and non-U.S. companies. Income producing equity securities include, for example, common stock, preferred stock, and convertible securities. In making stock selections, Gabelli Funds, LLC, the Equity Income Fund’s adviser (the “Adviser”), looks for securities of issuers with any capitalization size that have a better yield than the average of the Standard and Poor’s 500 Index (the “S&P 500 Index”), as well as capital gains potential.

In selecting investments for the Equity Income Fund, the Adviser focuses on issuers that:

●	have strong free cash flow and pay regular dividends

●	have potential for long term earnings per share growth

●	may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business

●	are well managed

●	will benefit from sustainable long term economic dynamics, such as globalization of an issuer’s industry or an issuer’s increased focus on productivity or enhancement of services.

The Adviser also believes preferred stock and convertible securities of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Equity Income Fund’s assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred stock and convertible debt securities will trade more like common stock than like a fixed income security and may result in above average appreciation if performance improves. Even if the credit quality of the company is not in question, the market price of the convertible security will reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers.

Strategy Portfolio Concentration [Text]	The Equity Income Fund seeks to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities of both U.S. and non-U.S. companies.
THE GABELLI FOCUSED GROWTH AND INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Focused Growth and Income Fund invests in a concentrated portfolio of twenty-five to thirty-five equity securities. The Focused Growth and Income Fund could potentially invest up to 50% of its net assets in five securities that represent the largest, and thus the highest conviction, positions. Under normal circumstances, the Focused Growth and Income Fund invests substantially all of its assets (i.e., at least 80%) in securities selected primarily for their potential to provide a high level of capital appreciation. These may include securities with a significant current income component. The Focused Growth and Income Fund also may invest up to 20% of its net assets in other securities, which may include fixed income securities and securities rated below investment grade by recognized statistical rating agencies or unrated securities of comparable quality, provided that the Adviser believes such investments will facilitate the overall pursuit of the Focused Growth and Income Fund’s investment objective of a high level of capital appreciation. The balance of the Focused Growth and Income Fund’s net assets not so invested are held in short term high grade investments or cash and cash equivalents. To the extent the Focused Growth and Income Fund invests in short term investments or cash, it will impact the likelihood of achieving its investment objective. The Focused Growth and Income Fund may invest in U.S. and non-U.S. securities, including emerging market securities. The Focused Growth and Income Fund’s Adviser considers for purchase the securities of all companies, regardless of the size of capitalization (capitalization is the price per share multiplied by the number of shares outstanding), whose market capitalization trades at a discount to Private Market Value (PMV) at the time of investment. PMV is the price that the Focused Growth and Income Fund’s portfolio manager believes an informed buyer would pay to acquire a company’s entire business. Many of the holdings in the Focused Growth and Income Fund’s portfolio are considered by the Focused Growth and Income Fund’s portfolio manager to have a potential near term catalyst, or event, that might surface underlying value. Positions will be sold when they trade near or above PMV or if a catalyst fails to materialize as anticipated. The Focused Growth and Income Fund is a non-diversified mutual fund.

In selecting investments for the Focused Growth and Income Fund, the Adviser focuses on issuers that:

●	have potential for long term earnings per share growth

●	may be subject to a catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business

●	are well managed

●	may be subject to rapid changes in industry conditions due to regulatory or other developments

●	may have changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation

●	pay or have the potential to begin paying regular dividends

●	may increase the amount of their regular dividend payments

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Focused Growth and Income Fund invests substantially all of its assets (i.e., at least 80%) in securities selected primarily for their potential to provide a high level of capital appreciation.
The Gabelli Global Financial Services Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Global Financial Services Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in the securities of companies principally engaged in the group of industries comprising the financial services sector. As a fundamental policy, the Global Financial Services Fund concentrates (invests at least 25% of the value of its net assets) in the securities of companies principally engaged in the group of industries comprising the financial services sector. The Global Financial Services Fund may invest in the equity securities of such companies, such as common stock, or in the debt securities of such companies, such as corporate bonds or other financial instruments, in accordance with the foregoing 80% policy. The Global Financial Services Fund may invest in companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets. As a “global” fund, the Global Financial Services Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets will be invested in securities of non-U.S. issuers or related investments thereof. The Global Financial Services Fund is a non-diversified mutual fund.

The Global Financial Services Fund considers a company to be principally engaged in the group of industries comprising the financial services sector if it devotes a significant portion of its assets to, or derives a significant portion of its revenues from, providing financial services. Such services include but are not limited to the following: commercial, consumer, and specialized banking and financing; asset management; publicly-traded, government sponsored financial enterprises; insurance; accountancy; mortgage REITs; brokerage; securities exchanges and electronic trading platforms; financial data, technology, and analysis; and financial transaction and other financial processing services.

The 1940 Act restricts the Global Financial Services Fund from acquiring the securities of any company that derives more than 15% of its gross revenues from securities related activities, such as a broker, dealer, underwriter or a federally registered investment adviser (a “Securities Related Issuer”), subject to exception. Under Rule 12d3-1 under the 1940 Act, however, the Global Financial Services Fund may generally purchase up to 5% of any class of equity securities of a Securities Related Issuer, or up to 10% of the outstanding principal amount of debt securities of a Securities Related Issuer, so long as, in each case, no more than 5% of the Global Financial Services Fund’s total assets are invested in the Securities Related Issuer. These limitations are measured at the time of investment. Rule 12d3-1 may operate to limit the size of the Global Financial Services Fund’s investment position with respect to one or more Securities Related Issuers. The 1940 Act also restricts the Global Financial Services Fund from acquiring any security issued by an insurance company if the Global Financial Services Fund owns, or will own as a result of the acquisition, more than 10% of the total outstanding voting stock of the insurance company. The 1940 Act may operate to limit the size of the Global Financial Services Fund’s investment position with respect to one or more insurance companies.

The Adviser’s investment philosophy with respect to buying and selling equity securities is to identify assets that are selling in the public market at a discount to their private market value (“PMV”). The Adviser defines PMV as the value informed purchasers are willing to pay to acquire assets with similar characteristics. The Adviser considers factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The Adviser also considers changes in economic and political outlooks as well as individual corporate developments. Further, the Adviser looks for a catalyst, something indigenous to the company, its industry or geographic positioning that may surface additional value, including, but not limited to, industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business. The Adviser expects to seek to sell any Global Financial Services Fund investments that lose their perceived value relative to other investments, which could occur because of, among other things, a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Global Financial Services Fund.

The Global Financial Services Fund may invest in non-U.S. equity securities through depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar global instruments, which are generally subject to risks associated with equity securities and investments in foreign (non-U.S.) securities. ADRs are receipts issued by U.S. banks or trust companies in respect of securities of foreign issuers held on deposit for use in the U.S. securities markets. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by non-U.S. banks and trust companies, that evidence ownership of either non-U.S. or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. ADRs are usually denominated in U.S. dollars and dividends and other payments from the issuer are converted by the custodian into U.S. dollars before payment to receipt holders. In most other respects, ADRs, EDRs and GDRs for foreign securities have the same characteristics as the underlying securities.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Global Financial Services Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in the securities of companies principally engaged in the group of industries comprising the financial services sector.